Commitments and Contingencies - Summary of Future Minimum Payments of Commitments (Detail) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of commitments [line items]
Commitments	$ 14,650
2020 [Member]
Disclosure of commitments [line items]
Commitments	8,513
2021 [Member]
Disclosure of commitments [line items]
Commitments	5,260
2022 [member]
Disclosure of commitments [line items]
Commitments	877
2023 [member]
Disclosure of commitments [line items]
Commitments	0
2024 [member]
Disclosure of commitments [line items]
Commitments	0
2025 and thereafter [Member]
Disclosure of commitments [line items]
Commitments	$ 0